Note 7 - Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
8.
Goodwill and Intangible Assets

The Company recognized goodwill and certain intangible assets in connection with business combinations (Note
4
). The following table summarizes the composition of intangible assets at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor:

	Successor			Predecessor
	January 31,			October 31,
	2019			2018
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(in thousands)	Value	Amortization	Amount	Value	Amortization	Amount
Customer relationship	$168,700	$4,793	$163,906	$47,641	$(23,093)	$24,548
Trade name	5,100	78	5,022	15,412	(3,540)	11,872
Trade name (indefinite life)	46,900	-	46,900	-	-	-
Noncompete agreements	-	-	-	495	(486)	9
	$220,700	$4,871	$215,828	$63,548	$(27,119)	$36,429

Amortization expense recognized by the Company related to intangible assets for the period from
December 6, 2018
to
January 31, 2019 (
Successor) was
$4.9
million. Amortization expense recognized by the Predecessor for the period from
November 1, 2018
through
December 5, 2018
and
November 1, 2017
through
January 31, 2018 (
Predecessor) was
$0.7
million and
$1.9
million, respectively. The estimated aggregate amortization expense for intangible assets over the next five
fiscal years ending
October 31
and thereafter is as follows:

(in thousands)
2019 (excluding the period from December 6, 2018 to January 31, 2019)	$21,949
2020	26,685
2021	21,897
2022	17,719
2023	14,172
Thereafter	66,506
$168,928

Note
7.
Goodwill and Intangible Assets

The Company recognized goodwill and certain intangible assets in connection with Business Combinations (see Note
3
). Goodwill is
not
amortized for book purposes. The following table details the changes in goodwill as of
October 31, 2018
and
2017:

Balance, November 1, 2016	$54,400,319
Goodwill acquired in 2017 acquisitions	18,037,705
Change in foreign currency rates	1,071,184
Balance, October 31, 2017	73,509,208
Goodwill acquired in 2018 acquisitions	1,887,000
Change in foreign currency rates	(740,108)
Balance, October 31, 2018	$74,656,100

Intangible assets are amortized over their useful lives on a straight-line basis, except for the customer relationships and the Camfaud trade names. The customer relationships and the Camfaud trade names are amortized on an accelerated basis using the free cash flow method. The following table summarizes the Company’s intangible assets as of
October 31, 2018
and
2017:

				2018			2017
				Gross		Net	Gross		Net
	Useful			Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Life			Value	Amortization	Amount	Value	Amortization	Amount

Customer relationship	15			$47,641,338	$(23,092,905)	$24,548,433	$45,521,514	$(16,770,766)	$28,750,748
Trade name	15	-	20	15,412,058	(3,540,083)	11,871,975	15,546,675	(2,401,152)	13,145,523
Noncompete agreements	3			495,000	(486,390)	8,610	485,000	(347,083)	137,917
				$63,548,396	$(27,119,378)	$36,429,018	$61,553,189	$(19,519,001)	$42,034,188

Amortization expense recognized by the Company related to intangible assets was
$7,903,732,
$7,815,141
and
$5,673,548
for the years ended
October 31, 2018,
2017
and
2016,
respectively. Amortization expense as it relates to the amortization of intangible assets resides within general and administrative expense on the statement of operations. The estimated aggregate amortization expense for intangible assets over the next five
fiscal years ending
October 31
and thereafter is as follows:

Years ending October 31:
2019	$6,692,793
2020	5,528,556
2021	3,949,940
2022	3,373,733
2023	2,358,266
Thereafter	14,525,730
$36,429,018